Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Thousands, d in Millions			1 Months Ended			2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	May 14, 2021 shares	Oct. 01, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2020 shares	Aug. 31, 2020 USD ($)	Dec. 28, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2021 d	Mar. 31, 2021 $ / shares	Mar. 31, 2021	Oct. 22, 2020 $ / shares
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain loss on convertible notes issued										$ 900
Weighted average fair value of the tranche feauture | $ / shares						$ 0.012								$ 0.172
Total preferred stock tranche liability								$ 400
Convertible Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of convertible notes issued					$ 8,900
Total preferred stock tranche liability								0
Change in fair value of the preferred stock tranche liability								$ 720
Preferred Stock Tranche Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Weighted average fair value of the tranche feauture | $ / shares						$ 0.012		$ 0.012				$ 0.312		$ 0.172
Total preferred stock tranche liability							$ 12,300	$ 435	$ 0
Change in fair value of the preferred stock tranche liability						$ (4,968)	11,800		$ 14,742
Preferred Stock Tranche Liability [Member] | Tranche Two Forward Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract											8.6		8,600,000
Preferred Stock Tranche Liability [Member] | Public Scenario [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract													4,300,000
Preferred Stock Tranche Liability [Member] | Staying Private Scenario [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract													1,900,000
Tranche Rights Acquired [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract													3,700,000
Tranche Rights Acquired [Member] | Public Scenario [Member] | Scenario Weighing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability, measurement input percentage													75.00%
Tranche Rights Acquired [Member] | Staying Private Scenario [Member] | Scenario Weighing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability, measurement input percentage													25.00%
Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument convertible number of shares issued | shares				5,485,858
Recognition of liability in connection with issue of redeemable convertible preferred stock							$ 33
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument amount due at the time of conversion		$ 8,100
Debt instrument convertible number of shares issued | shares		5,485,858
Debt instrument fair value at the time of conversion		$ 8,700
Series B Redeemable Convertible Preferred Stock [Member] | Preferred Stock Tranche Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recognition of liability in connection with issue of redeemable convertible preferred stock			$ 33
Series B Redeemable Convertible Preferred Stock [Member] | Acheivement Of Milestone [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Temporary equity stock shares issued during the period shares | shares	39,366,050